Borrowings (Tables)	9 Months Ended
Sep. 30, 2022
Borrowings
Schedule of borrowings

	September 30,	December 31,
	2022	2021
	€ 1,000	€ 1,000
Innovation credit	3,907	3,907
Accrued interest on innovation credit	938	645
Convertible notes	1,378	38,925
Accrued interest on convertible notes	435	613

Total borrowings	6,658	44,090
Current portion	(1,888)	(4,771)
Non-current portion	4,770	39,319